U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:

John Hancock Funds III 601 Congress Street Boston, MA 02210-2805

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2. Name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3. Investment Company Act File Number: 811-21777 Securities Act File Number: 333-125838

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4(a). Last day of fiscal year for which this Form is filed:
        February 29, 2008

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4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). |_| Check box if this is the last time the issuer will be filing this
        Form.

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5. Calculation of registration fee:

(i) Aggregate sale price of securities
sold during the fiscal year
pursuant to section 24(f):	$939,159,356

(ii) Aggregate price of securities redeemed
or repurchased during the
fiscal year:	$ (219,520,053)

(iii) Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission:	$__-0-___

(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:	-$ (219,520,053)

(v) Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$719,639,303

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(vi) Redemption credits available for use
in future years -- if Item 5(i) is
less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:	$__-0-___
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(vii) Multiplier for determining
registration fee (See Instruction
C.9):	x .0000393

(viii) Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter "0"
if no fee is due):	=$ 28,281.82

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6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this form
is filed that are available for use by the issuer in future
	fiscal years, then state that number here:	__ 0___

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7.	Interest due -- if this Form is being filed more than 90
days after the end of the issuer's fiscal year (see
	Instruction D):	+$ 0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	=$ 28,281.82

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9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 5-29-08

Method of Delivery:

[X] Wire Transfer:
CIK: 0001329954
Confirmation #: 20080529A1Q002BC0000390916

        [  ]  Mail or other means
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title) *

/s/ Michael J. Leary

Michael J. Leary, Assistant Treasurer
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Date: May 29, 2008

* Please print the name and title of the signing officer below the signature.
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